Fair Value Measurements - Change in the Warrant Liabilities (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	$ 6,394	$ 19,140
Change in fair value	(1,042)	(12,746)
Fair value	5,352	6,394
Contingent Value Right
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value	358,600	0
Change in fair value	39,300	18,300
Fair value	$ 397,900	$ 358,600